Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitment Under Operating Leases
As at December 31, 2023, the commitment under operating leases for vessels is $419,935,000 for 2024 to 2029 and for other leases is $6,011,000 for 2024 to 2031. Total commitments under these leases are as follows:

2024	$104.9
2025	107.1
2026	106.0
2027	76.0
2028	25.1
Thereafter	6.8
$425.9

Summary of Outstanding Commitments for Remaining Installment Payments	The Company has outstanding commitments for the remaining installment payments as follows:

2024	$2,661.0
2025	11.9
2026	142.4
2027	271.8
Total	$3,087.1